DocuSign Envelope ID: D6F97878-52F5-434B-AE75-A33E869E919A

15935 La Cantera Parkway • San Antonio, TX 78256 • 877-660-4400 • vcm.com

April 28, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: Victory Portfolios III Post-Effective Amendment No. 197 to Registration Statement on Form N-1A 1933 Act File No. 033-65572

1940 Act File No. 811-7852 Dear Sir or Madam,

On behalf of Victory Portfolios III, a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 197 (the "Amendment") to the above-captioned Registration Statement, together with any exhibits indicated as being filed herewith.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on July 1, 2023, pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed with respect to the Victory Portfolios III (Victory Target Managed Allocation Fund, formerly USAA Target Managed Allocation Fund) to incorporate revised language for the Fund to (1) reflect changes in the Fund's principal investment strategy from investing primarily in U.S. and/or foreign equity and fixed- income securities through investments in shares of other investment companies to investing directly in securities or other financial instruments and (2) make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please contact Mark C. Amorosi of K&L Gates, LLC, legal counsel to the Fund, at (202) 778-9351.

Sincerely,

Christopher K. Dyer

President

Victory Portfolios III